Document and Entity Information	5 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SQN AIF IV, L.P.
Entity Central Index Key	0001560046
Amendment Flag	true
Amendment Description	This amendment is being filed to supply updated financial statements.
Document Type	S-1
Document Period End Date	Dec 31, 2012
Entity Filer Category	Non-accelerated Filer

Balance Sheets (USD $)	Dec. 31, 2012
SQN AIF IV, L.P.
Assets
Cash and cash equivalents	$ 1,600
Subscription receivable	500
Total Assets	2,100
Liabilities and Partner's /Member's Equity
Due to SQN AIF IV GP, LLC	1,000
Total Liabilities	1,000
Partners' /Member's Equity:
Limited Partner	1,000
General Partner	100
Total Partners'/Member's Equity	1,100
Total Liabilities and Partners' Equity/Member's Equity	2,100
SQN AIF IV GP, LLC
Assets
Cash and cash equivalents	925,843
Due from SQN Capital Management, LLC	75,000
Due from SQN AIF IV, L.P.	1,000
Investment in SQN AIF IV, L.P.	100
Total Assets	1,001,943
Partners' /Member's Equity:
Total Partners'/Member's Equity	1,001,943
Total Liabilities and Partners' Equity/Member's Equity	$ 1,001,943

Nature of Operations and Organization	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Organization Consolidation and Presentation Of Financial Statements [Line Items]
Nature of Operations and Organization
1.	Nature of Operations and Organization

Nature of business and operations — SQN AIF IV, L.P. (the “Partnership”) was formed during August 2012, as a Delaware limited partnership. The initial capitalization of the Partnership was $500 and was made by SQN Capital Management, LLC (the “Investment Manager”) which is a Delaware limited liability company and is the parent company of SQN AIF IV GP, LLC (the “General Partner”). The Partnership is offering limited partnership interests on a “best efforts” basis with the intention of raising up to $200,000,000 of capital, consisting of 200,000 limited partnership units. Upon raising a minimum of $1,200,000 in capital, limited partners will be admitted.

With the proceeds from the sale of limited partnership interests, the Partnership intends to invest in business-essential, revenue-producing (or cost-saving) equipment and other physical assets with substantial economic lives and, in many cases, associated revenue streams and for infrastructure and project financings. Many of the Partnerships investments will be structured as equipment leases, but may also include other structures, including, but not limited to, participation agreements, residual sharing agreements, project financings and vendor and rental programs.

The General Partner will be responsible for the day-to-day operations and management of the Partnership. The Investment Manager will make investments on behalf of the Partnership and manage the investments of the Partnership. The Partnership will generate income through the collection of lease rentals and other revenues and through the sale of leased equipment and other portfolio investments.

The Partnership’s fiscal year ends on December 31.

SQN AIF IV GP, LLC
Organization Consolidation and Presentation Of Financial Statements [Line Items]
Nature of Operations and Organization
1.	Nature of Operations and Organization

SQN AIF IV GP, LLC (the “LLC”) is a wholly-owned subsidiary of SQN Capital Management, LLC (“Capital”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of SQN AIF IV, L.P. (the “Managed Fund”), which will be a publicly registered equipment leasing and finance fund in the United States of America.

The LLC was formed during August 2012, as a Delaware limited liability company. The LLC manages and controls the business affairs of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The Managed Fund is in the process of filing a registration statement (Form S-1) with the Securities Exchange Commission and will operate as a publicly registered equipment leasing and finance fund for the purpose of investing in a diverse pool of business-essential equipment and physical assets.

The LLC will be entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. The LLC will also have a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

The LLC’s fiscal year ends on December 31.

Summary of Significant Accounting Policies	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Basis of presentation — The accompanying balance sheet of the Partnership has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and cash equivalents — The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The Partnership has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Deferred charges — Pursuant to the terms of the Partnership Agreement, the costs of offering the limited partnership interests are capitalized by the Partnership and amortized over the estimated offering period, generally two years from the effective date of the offering. Following the commencement of operations, the unamortized balance of these costs will be reflected in the balance sheet as deferred charges.

Income taxes — The Partnership will be taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

Uncertain tax positions — The Partnership follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its tax position at December 31, 2012, and does not expect a material adjustment to be made.

Use of estimates — The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

SQN AIF IV GP, LLC
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Consolidation — In accordance with accounting principles generally accepted in the United States of America (“US GAAP”) consolidation is required when one entity exercises control over another entity or group of entities unless significant doubt exists regarding the ability of one entity to control the other entity. Significant doubt exists regarding the general partner’s control due to the limited partnership agreement stating that the general partner may be removed by a vote of the Limited Partners owning a majority of the Managed Fund’s limited partnership units. At December 31, 2012, the Managed Fund had a single Limited Partner.

Basis of presentation — The accompanying balance sheet of the LLC has been prepared in accordance with US GAAP.

Cash and cash equivalents — The LLC considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The LLC’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The LLC has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Revenue recognition — The LLC is not expected to generate any revenue, its only source of revenue is expected to be from its investment in the Managed Fund. The LLC is entitled to: (i) 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and (ii) a promotional interest equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the LLC and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time it and their affiliate’s employees spend working on the Managed Fund’s operations.

Income taxes — The LLC is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the LLC. The LLC’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

Uncertain tax positions — The LLC follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The LLC has evaluated its tax position at December 31, 2012, and does not expect a material adjustment to be made.

Use of estimates — The preparation of financial statements in conformity with US GAAP requires the LLC to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

Capital Contributions (SQN AIF IV, L.P.)	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Capital Contribution [Line Items]
Capital Contribution
3.	Capital Contributions

The General Partner has made the following cash payments to the Partnership: (i) a general partner capital contribution of $100 and (ii) an additional $1,000 for any incidental costs which may arise which is shown as due to SQN AIF IV GP, LLC at December 31, 2012 in the accompanying balance sheet. The Partnership’s Investment Manager made the initial cash payment to the Partnership of $500 which was applied against the Investment Manager’s purchase of the initial Limited Partner’s interest in the Partnership. At December 31, 2012, the Partnership recorded a $500 subscription receivable as an asset for the remaining unpaid portion of the Investment Manager’s purchase of the initial limited partnership interest, which was subsequently received on January 29, 2013. Once the Partnership completes its first closing and admits additional Limited Partners, the initial Limited Partner will be refunded its initial capital contribution.

Related Party Transactions	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Related Party Transaction [Line Items]
Related Party Transactions
4.	Related Party Transactions

The Partnership will enter into certain agreements with the General Partner, the Investment Manager and SQN Securities LLC, an affiliate of the General Partner that is acting as exclusive sales agent for the offering of the Partnership’s limited partnership units, whereby the Partnership pays certain fees and reimbursements to these parties.

Pursuant to the terms of the Partnership Agreement, the General Partner is entitled to, (i) 1% of the Partnership’s profits, losses, cash distributions and liquidation proceeds and (ii) a promotional interest in the Partnership equal to 20% of all distributed distributable cash after the Partnership has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the General Partner and its affiliates will be reimbursed for organizational and offering expenses incurred in connection with the Partnership’s organization and offering of limited partnership units and certain administrative expenses incurred in connection with the Partnership’s operations. Once the Partnership raises the minimum capital contributions of $1,200,000, fees and expenses associated with the Partnership’s organization and offering costs will become reimbursable to the Partnership’s General Partner and Investment Manager.

SQN AIF IV GP, LLC
Related Party Transaction [Line Items]
Related Party Transactions
3.	Related Party Transactions

The LLC may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund. The LLC is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The LLC also has a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

During September 2012, Capital made a capital contribution to the LLC totaling $1,001,100. At December 31, 2012, the LLC had made short term advances to Capital totaling $75,000 which is included in due from SQN Capital Management, LLC in the accompanying balance sheet. From January 1, 2013 through March 8, 2013, the LLC made additional short term advances totaling $175,875. On March 11, 2013, Capital repaid $250,000 to the LLC which substantially repaid all of the previous short term advances.

At December 31, 2012, the LLC had a $100 investment in the Managed Fund, which represents the general partnership interest the LLC owns in the Managed Fund. At December 31, 2012, the LLC had advanced the Managed Fund an additional $1,000.

Subsequent Events	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Subsequent Events
5.	Subsequent Events
The Partnership performed an evaluation of subsequent events and determined that no events required disclosure except as disclosed above.
SQN AIF IV GP, LLC
Subsequent Events
4.	Subsequent Events
The LLC performed an evaluation of subsequent events and determined that no events required disclosure except as disclosed above.

Summary of Significant Accounting Policies (Policies)	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P. [Member]
Schedule Of Significant Accounting Policies [Line Items]
Basis of presentation	Basis of presentation — The accompanying balance sheet of the Partnership has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Cash and cash equivalents
Cash and cash equivalents — The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The Partnership has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Deferred charges
Deferred charges — Pursuant to the terms of the Partnership Agreement, the costs of offering the limited partnership interests are capitalized by the Partnership and amortized over the estimated offering period, generally two years from the effective date of the offering. Following the commencement of operations, the unamortized balance of these costs will be reflected in the balance sheet as deferred charges.

Income taxes
Income taxes — The Partnership will be taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

Uncertain tax positions
Uncertain tax positions — The Partnership follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its tax position at December 31, 2012, and does not expect a material adjustment to be made.

Use of estimates
Use of estimates — The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

SQN AIF IV GP, LLC [Member]
Schedule Of Significant Accounting Policies [Line Items]
Consolidation

Consolidation — In accordance with accounting principles generally accepted in the United States of America (“US GAAP”) consolidation is required when one entity exercises control over another entity or group of entities unless significant doubt exists regarding the ability of one entity to control the other entity. Significant doubt exists regarding the general partner’s control due to the limited partnership agreement stating that the general partner may be removed by a vote of the Limited Partners owning a majority of the Managed Fund’s limited partnership units. At December 31, 2012, the Managed Fund had a single Limited Partner.

Basis of presentation	Basis of presentation — The accompanying balance sheet of the LLC has been prepared in accordance with US GAAP.
Cash and cash equivalents
Cash and cash equivalents — The LLC considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The LLC’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The LLC has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Revenue recognition
Revenue recognition — The LLC is not expected to generate any revenue, its only source of revenue is expected to be from its investment in the Managed Fund. The LLC is entitled to: (i) 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and (ii) a promotional interest equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the LLC and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time it and their affiliate’s employees spend working on the Managed Fund’s operations.

Income taxes
Income taxes — The LLC is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the LLC. The LLC’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

Uncertain tax positions
Uncertain tax positions — The LLC follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The LLC has evaluated its tax position at December 31, 2012, and does not expect a material adjustment to be made.

Use of estimates
Use of estimates — The preparation of financial statements in conformity with US GAAP requires the LLC to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

Nature of Operations and Organization (Details) (USD $)	5 Months Ended
	Dec. 31, 2012	Aug. 31, 2012
SQN AIF IV, L.P. [Member]
Nature of Operations and Organization (Textual)
Maximum Limited Partner Contributions	$ 200,000,000
Initial Limited Partner Cash Capital Capitalization	500	500
Maximum Limited Partnership Units offerd for sale	$ 1,200,000
Maximum Units That Partnership Can Raise During Offering Period	200,000
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%
SQN AIF IV GP, LLC [Member]
Nature of Operations and Organization (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%

Summary of Significant Accounting Policies (Details)	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P. [Member]
Summary of Significant Accounting Policies (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%
Amortization period of offering cost	2 years
SQN AIF IV GP, LLC [Member]
Summary of Significant Accounting Policies (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%

Capital Contributions (Details) (SQN AIF IV, L.P. [Member], USD $)	Dec. 31, 2012	Aug. 31, 2012
SQN AIF IV, L.P. [Member]
Capital Contributions (Textual)
General partner capital contribution	$ 100
Additional contribution for incidental costs	1,000
Initial Limited Partner Cash Capital Capitalization	500	500
Subscription receivable for upaid portion of investment purchase of initial limited partnership interest	$ 500

Related Party Transactions (Details) (USD $)	1 Months Ended	2 Months Ended	5 Months Ended
	Mar. 11, 2013	Mar. 08, 2013	Dec. 31, 2012	Sep. 30, 2012
SQN AIF IV, L.P. [Member]
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions			1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors			20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions			8.00%
Capital contributions			$ 1,100
Maximum Limited Partnership Units offerd for sale			1,200,000
SQN AIF IV GP, LLC [Member]
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions			1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors			20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions			8.00%
Capital contributions			1,001,943	1,001,100
Due from SQN Capital Management, LLC			75,000
Additional short term advances		175,875
Repayment to short term advances	250,000
Investment in SQN AIF IV, L.P.			100
Additional advance to managed fund			$ 1,000